Cover	Feb. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 4, 2026, XTI Aerospace, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that on February 3, 2026, the Company completed the disposition of the Inpixon Business (as defined below) pursuant to a Share Purchase and Transfer Agreement, dated February 3, 2026 (the “SPA”), by and between the Company and EVO 467. GmbH, a German limited liability company (the “Purchaser”). Pursuant to the SPA, the Company sold and assigned to the Purchaser all of the shares of Inpixon GmbH, a German limited liability company that provides solutions in the field of indoor positioning, real-time localization, and sensor technologies and develops and distributes systems (hardware and software) that use sensor technology, radio technologies, and data analysis to enable the precise location of people, devices, and objects within buildings (the “Inpixon Business”).
Document Period End Date	Feb. 03, 2026
Entity File Number	001-36404
Entity Registrant Name	XTI AEROSPACE, INC.
Entity Central Index Key	0001529113
Entity Tax Identification Number	88-0434915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8123 InterPort Blvd.
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	680-7412
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	XTIA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false